Result And Remuneration To Shareholders	12 Months Ended
Dec. 31, 2025
Result And Remuneration To Shareholders
Result And Remuneration To Shareholders

3.  RESULT AND REMUNERATION TO SHAREHOLDERS

3.1 Segment result

The operating segments of the Company and its subsidiaries reflect their management and their organizational structure, in which the Company’s chief operating decision maker (CODM), that is the Board of Directors, evaluates the operating segments performance and used to monitoring its results.

The segment information is disclosed separately into the following 6 reportable segments:

•             Generation: comprises production of energy from hydroelectric, wind and solar facilities, being characterized for the sale of the energy produced by the Company itself in the Regulated Market (ACR); under physical guarantee quotas; and to the segment of Trading.

•             Transmission: comprise construction, operation and maintenance of transmission lines and substations.

•             Trading: comprises the sale of electricity to free customers and the provision of related services. To serve the market, the trading segment purchases energy from the generation segment, and/or from parties outside the CEMIG group.

•             Distribution: comprises the distribution and sale of electricity to captive customers, and the operation and maintenance of infrastructure and related services.

•             Gas: this business segment includes commercial operation of industrial, institutional and residential distribution and sale of piped gas in the State of Minas Gerais.

•             Investees: Comprise management of the equity interests in jointly controlled, in line with the Company’s business strategies. The results of the Parent Company, with holding activities, and of the subsidiary CEMIG Sim are also included in this segment.

Transfer of energy from the generation activity to the trading activity comprises a transaction between segments, since it consists of obtaining of revenue from the sale of energy generated, and costs for purchase of energy to be traded - these are measured at sale prices estimated in accordance with criteria based on the Company’s model for management of these businesses, using market prices as a reference.

Information by Segment as of and for The Year Ended December 31, 2025
Description	Energy				Gas	Investees	Eliminations (1)	Total
	Generation	Transmission	Trading	Distribution
NET REVENUE	3,074	1,447	8,421	29,043	2,789	120	(2,143)	42,751

COST OF ENERGY AND GAS	(621)	-	(8,216)	(15,511)	(1,442)	(2)	2,111	(23,681)

COSTS AND EXPENSES (2)
Personnel	(144)	(159)	(41)	(990)	(64)	(55)	-	(1,453)
Employees’ and managers’ profit sharing	(20)	(20)	(8)	(135)	(12)	(20)	-	(215)
Post-employment obligations	75	45	10	578	-	43	-	751
Materials, outsourced services and other expenses (revenues)	(289)	(299)	(40)	(2,484)	(95)	(74)	32	(3,249)
Depreciation and amortization	(330)	(15)	-	(1,054)	(102)	(32)	-	(1,533)
Operating provisions and impairment	(45)	(25)	(15)	(728)	3	(84)	-	(894)
Construction costs	-	(446)	-	(5,325)	(332)	-	-	(6,103)
Other revenues	-	-	-	40	-	134	-	174
Total costs and expenses of operation	(753)	(919)	(94)	(10,098)	(602)	(88)	32	(12,522)

COSTS AND EXPENSES	(1,374)	(919)	(8,310)	(25,609)	(2,044)	(90)	2,143	(36,203)

Share of profit of equity-accounted investees and joint ventures, net of taxes	-	-	-	-	-	201	-	201

INCOME BEFORE FINANCE INCOME (EXPENSES)	1,700	528	111	3,434	745	231	-	6,749
Net finance expense	3	(31)	17	(887)	(49)	(132)	-	(1,079)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,703	497	128	2,547	696	99	-	5,670
Income tax and social contribution tax	(184)	(45)	35	(426)	(183)	32	-	(771)
NET INCOME FOR THE YEAR	1,519	452	163	2,121	513	131	-	4,899
Equity holders of the parent	1,519	452	163	2,121	511	131	-	4,897
Non-controlling interests	-	-	-	-	2	-	-	2

(1)	The reconciliation between the values of the reportable segments and the accounting information on revenues and costs reflects the elimination of intercompany transactions.
(2)

The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.

Information by Segment as of and for The Year Ended December 31, 2024
Description	Energy				Gas	Investees	Eliminations (1)	Total
	Generation	Transmission	Trading	Distribution
NET REVENUE	2,919	1,293	7,279	26,617	3,477	131	(1,896)	39,820

COST OF ENERGY AND GAS	(383)	-	(6,509)	(14,735)	(2,127)	(86)	1,862	(21,978)

COSTS AND EXPENSES (2)
Personnel	(150)	(149)	(29)	(968)	(73)	(44)	-	(1,413)
Employees’ and managers’ profit sharing	(18)	(16)	(2)	(104)	-	(19)	-	(159)
Post-employment obligations	(51)	(32)	(7)	(323)	-	(71)	-	(484)
Materials, outsourced services and other expenses (revenues)	(249)	(97)	(26)	(2,295)	(83)	(97)	34	(2,813)
Depreciation and amortization	(325)	(9)	-	(922)	(98)	(22)	-	(1,376)
Operating provisions and impairment (3)	8	5	(76)	(8)	(1)	(63)	-	(135)
Construction costs	-	(290)	-	(4,379)	(333)	-	-	(5,002)
Other revenues	43	1,521	-	-	-	1,631	-	3,195
Total costs and expenses of operation	(742)	933	(140)	(8,999)	(588)	1,315	34	(8,187)

COSTS AND EXPENSES	(1,125)	933	(6,649)	(23,734)	(2,715)	1,229	1,896	(30,165)

Share of profit of equity-accounted investees and joint ventures, net of taxes	-	-	-	-	-	224	-	224

INCOME BEFORE FINANCE INCOME (EXPENSES)	1,794	2,226	630	2,883	762	1,584	-	9,879
Net finance expense	(180)	(108)	24	(17)	(52)	(188)	-	(521)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,614	2,118	654	2,866	710	1,396	-	9,358
Income tax and social contribution tax	(334)	(557)	(136)	(662)	(213)	(337)	-	(2,239)
NET INCOME FOR THE YEAR	1,280	1,561	518	2,204	497	1,059	-	7,119
Equity holders of the parent	1,280	1,561	518	2,204	495	1,059	-	7,117
Non-controlling interests	-	-	-	-	2	-	-	2

(1)	The reconciliation between the values of the reportable segments and the accounting information on revenues and costs reflects the elimination of intercompany transactions.
(2)

The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.

(3)	Includes the impairment loss on CEMIG GT’s investment in Aliança Norte, disclosed in Investees Segment.
Information by Segment as of and for The Year Ended December 31, 2023
Description	Energy				Gas	Investees	Eliminations (1)	Total
	Generation	Transmission	Trading	Distribution
NET REVENUE	2,875	1,091	7,686	23,348	3,618	18	(1,786)	36,850

COST OF ENERGY AND GAS	(347)	-	(6,318)	(12,656)	(2,237)	(4)	1,740	(19,822)

COSTS AND EXPENSES (2)
Personnel	(148)	(137)	(27)	(875)	(73)	(48)	-	(1,308)
Employees and managers’ profit sharing	(16)	(16)	(3)	(102)	-	(20)	-	(157)
Post-employment obligations	(59)	(36)	(8)	(400)	-	(88)	-	(591)
Materials, outsourced services and other expenses (revenues)	(223)	(88)	(18)	(2,157)	(63)	275	46	(2,228)
Depreciation and amortization	(327)	(1)	-	(834)	(94)	(18)	-	(1,274)
Operating provisions and impairment	(29)	(14)	(7)	(455)	2	(106)	-	(609)
Construction costs	-	(172)	-	(3,600)	(300)	-	-	(4,072)
Total costs and expenses of operation	(802)	(464)	(63)	(8,423)	(528)	(5)	46	(10,239)

COSTS AND EXPENSES	(1,149)	(464)	(6,381)	(21,079)	(2,765)	(9)	1,786	(30,061)

Share of profit of equity-accounted investees and joint ventures, net of taxes	(2)	-	-	-	-	434	-	432
Gains arising from the sale of non-current asset held for sale	-	-	-	-	-	9	-	9

INCOME BEFORE FINANCE INCOME (EXPENSES)	1,724	627	1,305	2,269	853	452	-	7,230
Net finance expense	(11)	(48)	82	(253)	(9)	(140)	-	(379)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,713	579	1,387	2,016	844	312	-	6,851
Income tax and social contribution tax	(326)	(114)	(428)	(405)	(248)	437	-	(1,084)
NET INCOME FOR THE YEAR	1,387	465	959	1,611	596	749	-	5,767
Equity holders of the parent	1,387	465	959	1,611	593	749	-	5,764
Non-controlling interests	-	-	-	-	3	-	-	3

(1)	The reconciliation between the values of the reportable segments and the accounting information on revenues and costs reflects the elimination of intercompany transactions.
(2)

The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.

The information for assets by segment is not presented, because this is not part of the information made available to the Company’s Chief Operating Decision Maker (CODM’).

Accounting policy

The operating results of all operating segments, for which discrete financial information is available, are reviewed regularly by the CODM, to make decisions about resources to be allocated to the segment, and to assess its performance.

Segment results that are reported to the CODM include items directly attributable to the segment, as well as those that can be allocated on a reasonable basis. Unallocated items mainly comprise corporate assets and head office expenses.

3.2 Revenue

	2025	2024	2023
Revenue from supply of energy (a)	35,902	34,341	31,671
Revenue from use of the electricity distribution systems (TUSD)	5,844	5,134	4,417
CVA and Other financial components (1)	506	423	(213)
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers- realization (2)	-	513	1,909
Transmission revenue (b)
Operation and maintenance revenue	346	383	373
Construction revenue	576	425	242
Interest revenue arising from the financing component in the transmission contract asset (note 6)	334	433	524
Generation indemnity revenue (note 5.2)	126	86	93
Distribution construction revenue (3) (note 6) (note 8)	5,657	4,712	3,899
Adjustment to expectation of cash flow from indemnifiable financial assets of distribution concession	117	104	149
Revenue on financial updating of the Concession Grant Fee (note 5.3)	451	447	412
Transactions in energy on the CCEE	268	92	146
Mechanism for the sale of surplus	-	-	(4)
Supply of gas (4)	3,082	3,919	4,139
Fine for violation of service continuity indicator	(155)	(157)	(139)
Other operating revenues (c)	4,474	2,906	2,316
Deductions on revenue (d)	(14,777)	(13,941)	(13,084)
Revenue	42,751	39,820	36,850

(1)	This income derives from the total additions and amortizations shown in note 5.4.
(2)

In May 2024, CEMIG D concluded the refund of PIS/Pasep and Cofins credit reimbursements to customers, which had been carried out through tariff reviews. Accordingly, the revenue recomposition related to the realization of the liability occurred up to the second quarter of 2024.

(3)

This variation is associated with the increase in the number of projects executed by CEMIG D, mainly in electric power distribution networks, in line with the Distribution Development Plan (PDD), and by Gasmig, in line with the Centro‑Oeste Project.

(4)	This variation is mainly affected by customer migration to the free market and the reduction in the volume sold.

a)          Revenue from supply of energy

	GWh			R$
	2025	2024	2023	2025	2024	2023
Residential (1)	15,082	14,430	12,092	14,259	12,970	10,794
Industrial	18,590	17,820	18,088	5,105	5,377	5,903
Commercial, services and others	12,350	11,802	9,469	6,805	6,613	6,314
Rural	3,750	3,578	3,063	2,666	2,528	2,238
Public authorities	1,157	1,031	956	961	937	786
Public lighting	946	973	1,056	590	546	498
Public services	729	920	1,045	583	728	744
Subtotal	52,604	50,554	45,769	30,969	29,699	27,277
Own consumption	29	30	30	-	-	-
Unbilled revenue	-	-	-	(41)	92	166
	52,633	50,584	45,799	30,928	29,791	27,443
Wholesale supply to other concession holders (2)	20,709	17,192	17,328	4,961	4,500	4,183
Wholesale supply unbilled, net	-	-	-	13	50	45
Total	73,342	67,776	63,127	35,902	34,341	31,671

(1)	The increase in energy supply to residential customers is mainly justified by the increase in the number of customers, together with the 2025 tariff revision.
(2)

Includes Sale Contracts in the Regulated Market (CCEARs – Contratos de Comercialização de Energia no Ambiente Regulado) through the Surplus and Deficits Offsetting Mechanism (MSCD: Mecanismo de Compensação de Sobras e Déficits), sales on the Free Market, and the revenues from management of generation assets (GAG – Gestão de Ativos da Geração) for the 18 hydroelectric plants of Lot D of Auction no 12/2015.

b)          Transmission revenue

The margin defined for each performance obligation from the transmission concession contract is as follows:

	2025	2024	2023
Construction and upgrades Revenue (1) (2)	576	425	242
Construction and upgrades costs	(446)	(290)	(172)
Margin	130	135	70
Mark-up (%)	29.15%	46.55%	40.70%
Operation and maintenance Revenue (1) (2)	585	383	373
Operation and maintenance cost	(473)	(298)	(292)
Margin	112	85	81
Mark-up (%)	23.68%	28.52%	27.74%

(1)

The revenue from transmission operation and maintenance, resulting from intercompany operations, is not eliminated from consolidated revenue for margin calculation purposes. This revenue is affected by the difference between the estimated ARP (Annual Permitted Revenue) of the projects and the actual receipt until the approval of the Periodic Tariff Review, so as not to alter the IRR (Internal Rate of Return).

(2)	This breakdown does not include the financial “Interest revenue arising from the financing component in the transmission contract asset” – which is also part of the concession’s transmission revenue.

c)          Other operating revenues

	2025	2024	2023
Charged service	19	18	21
Services rendered	140	98	85
Low-income subsidy	631	463	401
Subsidy SCEE (1)	390	(14)	129
Subsidy AXIA (formerly, Eletrobras) (2)	17	104	51
Tariff flags subsidy (3)	427	153	78
CDE subsidy to cover tariff discounts (4)	1,969	1,334	984
Subsidies associated with the EUST	74	71	47
Rental and leasing	682	562	412
Contractual indemnities	-	-	6
Others	125	117	102
Total	4,474	2,906	2,316

(1)

The SCEE (Electric Energy Compensation System) subsidy is an amount allocated to fund the tariff benefits of consumer units participating in the SCEE, which was introduced by ANEEL starting from the 2023 tariff review.

(2)

With Provisional Measure 1,212/2024, the funds relating to AXIA’s contribution (formerly, Eletrobrás) to the CDE were advanced to settle the Covid Account and the Water Scarcity Account, reducing the amounts directly allocated to the CDE in 2025 compared to 2024.

(3)

This subsidy is affected by the activation—or not—of the yellow and red tariff flags, which carry additional energy tariff costs. In 2025, the following flags were activated: ‘Yellow’ in May; ‘Red – level 1’ in June, July, October, and November; ‘Red – level 2’ in August and September; and ‘Yellow’ in December. In 2024, the ‘Yellow’ flag was activated in July; ‘Red – level 1’ in September; ‘Red – level 2’ in October; and ‘Yellow’ in November. In the remaining months, no activation occurred, and the green flag remained in effect.

(4)	The amount for this subsidy is defined in the Homologatory Resolution of each tariff adjustment.

Tariff subsidies

The following subsidies are reimbursed by transfers of funds from the Energy Development Account (Conta de Desenvolvimento Energético – CDE):

▪         Tariff flags subsidy: which are the amount of tariffs paid by users of public energy distribution service provided from incentive-bearing sources, rural supply, nocturnal irrigation, generation by incentive-bearing sources and public service;

▪         Low-income subsidy;

▪         Subsidy Energy Compensation System (Sistema de Compensação de Energia Elétrica - SCEE), which ANEEL released for application in the Tariff Review of 2023 for compensation of distributed generation;

▪         Subsidy AXIA (formerly, Eletrobras): the allowance for the amounts contributed by AXIA or its subsidiaries under CNPE Resolution 15/2021, transferred on to holders of energy distribution concessionaries and permissionaries; and

▪         Subsidy linked to Transmission Network Use Charge (Encargo de Uso da Rede de Transmissão - EUST).

In 2025, the revenue from subsidies reimbursed via the CDE was R$3,508 (R$1,958 in 2024).

Of this amount, the Company has a receivable of R$723 (R$208 on December 31, 2024), recognized in current assets under "Other assets", of which R$711 from CEMIG D and R$12 from CEMIG GT.

d)          Deductions on revenue

	2025	2024	2023
Taxes on revenue
ICMS	5,908	5,743	5,043
Cofins	3,204	3,193	3,032
PIS/Pasep	695	693	658
Others	9	7	7
	9,816	9,636	8,740
Charges to the customer
Global Reversion Reserve (RGR)	9	8	12
Energy Efficiency Program (PEE)	88	83	74
Energy Development Account (CDE)	4,521	3,873	3,949
Research and Development (R&D)	43	41	37
National Scientific and Technological Development Fund (FNDCT)	61	59	53
Energy System Expansion Research (EPE of MME)	30	30	27
Customer charges - Proinfa alternative sources program	54	58	63
Energy services inspection fee	44	41	37
Royalties for use of water resources	66	68	53
CDE on R&D	18	18	16
CDE on PEE	28	26	23
	4,962	4,305	4,344
Total	14,778	13,941	13,084

Accounting policy

Revenue recognition

In general, for the Company and its subsidiaries’ business in the energy sector, gas and other, revenue from contracts with customers is recognized when the performance obligation is satisfied, at an amount that reflects the consideration to which the Company and its subsidiaries expects to be entitled in exchange for the goods or services transferred, which must be allocated to that performance obligation. The revenue is recognized only when it is probable that the Company will collect the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer, considering the customer’s ability and intention to pay that amount of consideration when it is due. Below are the material accounting policies linked to the Company's revenues.

Revenue from supply of energy

Revenues from the sale of energy are measured based on the energy supplied and the tariffs specified in the terms of the contract or in effect in the market. Revenues from supply of energy to final customers are recorded when the delivery has taken place. The billing is carried out monthly.

Wind farms are subject to a minimum amount of energy generation to be sold through Proinfa. When the difference between the energy actually generated and the energy contracted is positive, the Company recognizes a receivable that will be settled during the following year. On the other hand, when the difference is negative, the Company makes a provision for non-performance, deducting the revenue for the period.

Revenue from gas

Revenues from the sale of gas are recognized on a monthly basis, when gas is supplied, based on the volume measured and invoiced, measured in accordance with the tariffs specified in the contractual terms. Revenues from gas distribution are calculated on the basis of the volumes contracted and the volumes actually distributed, in accordance with the contractual terms and regulations.

Revenue from Use of electricity Distribution Systems (TUSD)

Revenues from use of the distribution system (TUSD) received by the Company from other concession holders and other customers that use the distribution network are recognized in the period in which the services are provided.

CVA and Other financial components

The results from variations in the CVA account (Parcel A Costs Variation Compensation Account), and in Other financial components in calculation of tariffs, refer to the positive and negative differences between the estimated non-manageable costs of the subsidiary CEMIG D and the cost actually incurred. The amounts recognized arise from balances recorded in the current period, homologated or to be homologated in tariff adjustment processes. For more information, please see Note 5.

Transmission revenue

Transmission concession revenues are recognized in profit or loss monthly recognized and include:

•         Construction revenue: corresponds to the performance obligation to build the transmission infrastructure. They are recognized according to the stage of completion of the works (construction phase) and measured based on the cost incurred, including PIS/Pasep and Cofins taxes over the total revenues and the income margin of the project. More information in Note 13.

•         Operation and maintenance revenue: corresponds to the performance obligation of operation and maintenance specified in the transmission concession contract, after termination of the construction phase. They are recognized when the services are rendered and the invoices for the RAPs are issued.

•         Financial revenue related to financing component of transmission: corresponds to the significant financing component in the contract asset and is recognized by the effective interest rate method based on the rate determined at the start of the investments, which is not subsequently changed, except for an Periodic Tariff Review process that generates a change in structure of the investments or a change in the rate of return on capital. The average of the implicit rates is 7.89%. The rates are determined for each authorization and are applied on the amount to be received (future cash flow) over the contract duration. This includes financial updating by the inflation index specified for each transmission contract.

The services provided include charges for connection and other related services; the revenues are recognized when the services are rendered.

Revenue on financial updating of the Concession Grant Fee

This amount represents the adjustment for IPCA inflation and remuneratory interest on the Concession Bonus (Bonificação pela Outorga) related to the generation concession for Lot D of Auction 12/2015, as described in Note 5. This portion of the financial remuneration of the concession bonus is linked to the established business model and is therefore distinct from an indemnification to be received at the end of the concession, and thus forms part of operating revenue.

Transactions in energy on the CCEE (Power Trading Chamber)

The revenue from transactions made through the Power Trading Chamber (Câmara de Comercialização de Energia Elétrica, or ‘CCEE’) is the monthly positive net balance of settlements of transactions for purchase and sale of energy in the Spot Market, through the CCEE, for which the consideration corresponds to the product of energy sold at the Spot Price.

Government subsidies

The subsidiary CEMIG D receives amounts from the Energy Development Account (CDE) as reimbursement for subsidies on tariffs granted to users of the public energy distribution service – TUSD.

The subsidiaries CEMIG GT, Centroeste and Sete Lagoas receive amounts from the Energy Development Account (CDE) as reimbursement for subsidies on tariffs of EUST (charges for use of the transmission system).

These amounts are recognized in the Statement of income in a monthly basis as those subsidiaries acquire the right of receive them.

Estimations and judgments

Supply and distribution of electricity and gas

The Company recognizes the revenues corresponding to the supply of energy and unbilled gas for the period between the last billing and the end of each month, estimated based on the contracted supply and the volume of gas consumed and not billed in the period.

The revenues of the gas distribution service are recognized monthly, even if there is no use of the system, namely:

•         Utilization of the contracted capacity in amounts as from 85%: The revenue recognized will correspond to the utilization;

•         Utilization of the contracted capacity in amounts less than 85%: Revenue is capped at a maximum of 85% of the value relative to full utilization.

Revenues from the sale of energy are measured based on the energy supplied and the tariffs specified in the terms of the contract or in effect in the market. Revenues from supply of energy to final customers are recorded when the delivery has taken place. The billing is carried out monthly.

Unbilled supply of energy, from the period between the last billing and the end of each month, is estimated based on the supply contracted and on the volume of energy delivered but not yet billed.

Any adjustment of expected cash flows from the concession financial asset of the energy distribution concession contract is presented as operating revenue, together with the other revenues related to the energy distribution services.

Transmission

The construction margin is defined on the basis of the Company's best estimates of profitability at the time the investment projects are initially conceived. Changes in the initial measurement of the transaction price, which may give rise to a change in the profitability determined organically and remeasurement of the contract asset, are dealt with at the time of the periodic tariff review.

The income margin on operation and maintenance of transmission infrastructure is determined based on the individual sale price of the service, based on available information costs incurred for the provision of services of operation and maintenance, on the value of the consideration that the entity expects to have the right, in exchange for the services promised to the client, in cases where the Company’s transmission subsidiaries have the right, separately, to the remuneration for the activity of operation and maintenance, as per IFRS 15 - Revenue from contracts with clients.

3.3 Costs, expenses and other revenue

The operating costs and expenses of the Company is as follows:

a) Cost of energy and gas

	2025	2024	2023
Energy purchased for resale
Supply from Itaipu Binacional	1,215	1,204	1,207
Physical guarantee quota contracts	808	864	918
Quotas for Angra I and II nuclear plants	334	374	364
Spot market	1,628	1,154	478
Proinfa Program	531	468	511
‘Bilateral’ contracts	330	499	510
Energy acquired in Regulated Market auctions	4,596	4,564	3,940
Energy acquired in the Free Market	7,427	5,655	5,612
Distributed generation (‘Geração distribuída’)	3,828	3,239	2,331
PIS/Pasep and Cofins credits	(1,520)	(1,326)	(1,223)
	19,177	16,695	14,648
Charges for use of the national grid
Transmission charges – Basic network	3,390	3,466	3,220
Distribution charges	48	59	54
PIS/Pasep and Cofins credits	(376)	(369)	(337)
	3,062	3,156	2,937

Gas purchased for resale (1)	1,442	2,127	2,237
Total	23,681	21,978	19,822

(1)

The price of the gas molecule purchased by Gasmig is adjusted based on changes in Brent crude oil prices and the exchange rate. The reduction is largely due to the migration of major industrial customers to the free market.

b) Infrastructure construction cost

	2025	2024	2023
Personnel and managers	178	172	155
Materials	2,903	2,325	2,007
Outsourced services	2,715	1,934	1,458
Acquisition of easements	191	131	72
Others	116	440	380
Total	6,103	5,002	4,072

In line with the Distribution Development Plan (PDD), there was an increase in the number of projects carried out by CEMIG D, mainly in distribution networks, and by Gasmig, in line with the Centro‑Oeste Project. Further details are provided in Note 13.

c) Operating costs and expenses

	Costs of operation			Expected credit loss			General and administrative expenses			Other expenses			2025	2024	2023
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Personnel (1)	1,100	1,053	1,000	-	-	-	353	346	308	-	-	-	1,453	1,399	1,308
Employees’ and managers’ profit sharing	166	131	-	-	-	-	49	41	-	-	-	157	215	172	157
Post-employment benefits (note 18) (2)	(59)	15	-	-	-	-	(19)	5	-	(673)	464	591	(751)	484	591
Materials	140	118	100	-	-	-	23	17	40	-	-	-	163	135	140
Outsourced services (C.1)	2,026	1,866	1,652	-	-	-	305	276	250	-	-	-	2,331	2,142	1,902
Depreciation and amortization	1,503	1,352	1,247	-	-	-	30	24	27	-	-	-	1,533	1,376	1,274
Provisions (Reversals) (3)	507	(163)	333	-	-	-	-	-	-	148	81	101	655	(82)	434
Impairment	-	-	-	-	-	-	-	-	-	-	46		-	46	-
Expected credit losses of accounts receivable (note 14)	-	-	-	161	175	175	-	-	-	-	-	-	161	175	175
Provision for losses with related party - Renova	-	-	-	-	-	-	-	-	-	-	-	1	-	-	1
Reversal of provision with related party	-	-	-	-	-	-	-	-	-	-	(58)	-	-	(58)	-
Expected loss on other receivables	-									78	54		78	54
RBSE remeasurement (note 6)	-									199			199	-
Write-off of financial asset	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Other costs and expenses (C.2)	347	312	240	-	-	-	86	111	82	123	114	181	556	537	503
Total	5,730	4,684	4,572	161	175	175	827	820	707	(125)	701	1,031	6,593	6,380	6,485

(1)	Includes an amount of R$22 related to the costs of the 2025 Voluntary Dismissal and Retirement Program (PDVP). Further details are provided throughout this note.
(2)

The reversals observed in operating costs and general and administrative expenses are linked to the remeasurement of the post‑employment benefit liability due to the migration of active employees to the new health plan offered by the Company.

(3)

In fiscal year 2024, a reversal of provisions for tax contingencies was recognized in the amount of R$59, arising from a favorable first‑instance decision for the Company, which determined the cancellation of the assessment and the termination of the tax enforcement proceeding related to social security contributions on Profit Sharing (PLR).

C.1) Outsourced services

	2025	2024	2023
Meter reading and bill delivery	169	159	161
Communication	185	182	169
Maintenance and conservation of electrical facilities and equipment	831	799	708
Building conservation and cleaning	99	90	85
Security services	24	22	20
Consultancy	25	19	21
Information technology	197	185	174
Disconnection and reconnection	83	72	87
Legal services	38	38	32
Environment services	110	86	58
Cleaning of power line pathways	175	154	117
Copying and legal publications	18	18	17
Inspection of customers	43	48	45
Contract labor	71	49	38
Other	263	221	170
Total	2,331	2,142	1,902

C.2) Other costs and expenses

	2025	2024	2023
Leasing and rentals	10	-	3
Advertising	39	29	14
Own consumption	30	28	23
Subsidies and donations	21	49	29
Insurance	11	10	22
CCEE annual charge	9	9	7
Forluz – Administrative running cost	42	40	40
Collecting agents	59	60	72
Net loss on deactivation and disposal of assets	290	213	210
Taxes (IPTU, IPVA and other)	11	25	10
Other	34	74	73
Total	556	537	503

Programmed Voluntary Severance Plan (PDVP)

In April 2025, the Company approved the 2025 PDVP, with the employee adhesion period running from May 5 to May 30, 2025, resulting in the participation of 118 employees. The program provided for the payment of statutory severance amounts under the ‘termination without cause’ modality, as well as an additional bonus proportional to length of service, as an indemnity.

The program’s costs totaled R$22 and were recognized in profit or loss as personnel costs and expenses.

d) Other revenues

	2025	2024	2023
Gains arising from the sale of PP&E	40	43	-
Gain on disposal of investment
Aliança Geração	-	1,617	-
Baguari Energia	-	-	261
Retiro Baixo	-	-	27
MESA	-	-	30
UFVs CEMIG Sim	60	-	-
Bargain purchases	12	14	-
Gain from remeasurement of previous participation (note 9)	62	-	-
Adjustment to fair value of the previous shareholding interest	-	-	9
Periodic Tariff Review, net	-	1,521	-
Total	174	3,195	327

3.4 Net finance expenses

	2025	2024	2023
FINANCE INCOME
Income from financial investments	515	436	452
Interest on sale of energy	314	299	286
Foreign exchange variations – Itaipu	15	-	7
Foreign exchange variations - Loans	-	-	277
Monetary variations	48	87	163
Monetary variations – CVA	108	16	76
Gain on financial instruments – Swap (1)	-	147	-
Monetary updating of escrow deposits	91	69	82
PIS/Pasep and Cofins charged on finance income	(262)	(205)	(197)
Prepayment rents	3	5	4
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS	28	392	-
IRPJ credit update on Worker's Food Program	5	59	-
Others	117	125	122
	982	1,430	1,272
FINANCE EXPENSES
Charges on loans and debentures (Note 15)	(1,503)	(989)	(1,013)
Cost of debt – amortization of transaction cost	(28)	(19)	(14)
Foreign exchange variation on loans, net of the derivative (Note 15) (2)	(11)	-	-
Foreign exchange variations - Loans	-	(464)	-
Foreign exchange variations – Itaipu	-	(37)	-
Monetary updating – Loans and debentures	(286)	(248)	(148)
Charges and monetary updating on post-employment obligations	-	(4)	(20)
Loss on financial instruments – Swap	-	-	(177)
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS	-	-	(41)
PIS/Pasep and Cofins adjustment refundable to customers	(16)
Monetary updating – Lease liabilities	(24)	(27)	(35)
Financial expenses (R&D and PEE)	(43)	(30)	(38)
Estimated update of distributed generation credits, net	(75)	(38)
Others	(75)	(95)	(165)
	(2,061)	(1,951)	(1,651)
NET FINANCE EXPENSES	(1,079)	(521)	(379)

(1)	In December 2024, CEMIG GT settled the Eurobonds together with the related hedging derivative financial instrument.
(2)

In August 2025, CEMIG GT entered into a loan denominated in U.S. dollars. To hedge the cash flow associated with this debt, as well as CEMIG GT’s exposure to foreign exchange risk, a derivative financial instrument (‘Swap’) was contracted. See note 19.

Accounting policy

Financial income refers mainly to income from financial investments, late‑payment charges on the sale of electric energy, products and services, the inflation adjustment of tax credits, the adjustment of the sectorial financial assets of the concession, the adjustment of deposits related to legal proceedings, and fair value changes or interest on other financial assets and liabilities. Interest income is recognized in profit or loss using the effective interest method.

Financial expenses include debt charges, foreign exchange variation and monetary variation on loans, debentures and other financial liabilities. They also include negative fair value changes on other financial assets and liabilities. Borrowing costs that are not capitalized are recognized in profit or loss using the effective interest method.

3.5  Remuneration of shareholders

a)   Allocation of net income for 2025 Management’s proposal

The Board of Directors resolved to submit to the Annual General Meeting (“AGM”) to be held in April 2026 the following proposal for the allocation of 2025 net income, in the amount of R$4,897, increased by the realization balances: from the deemed cost of property, plant and equipment, from the reserve for realizable profits, and from the actuarial measurement adjustment of the post‑employment benefit obligation:

•         R$241 shall be retained in Shareholders’ Equity in the Legal Reserve account, as established by Law 6,404/1976;

•         R$3,513 shall be allocated for the payment of mandatory dividends to CEMIG’s shareholders, as follows:

o        R$2,420 declared as interest on equity (“JCP”) and credited toward the mandatory dividend, as resolved by the Executive Board in 2025;

o        R$676 declared as mandatory dividends, payable to shareholders whose names are recorded in the Company’s Share Registry Book on the date of the AGM.

o        R$417 declared as mandatory dividends was already paid in December 2025.

•         R$1,156 shall be retained in Shareholders’ Equity in the Profit Retention Reserve account, to secure the Company’s consolidated investments planned for fiscal year 2026, in accordance with the capital budget;

•         R$79 shall be retained in Shareholders’ Equity in the Tax Incentive Reserve account, referring to tax incentives linked to investments in the Sudene region.

The payment of dividends will be made in two equal installments, the first by June 30 and the second by December 31, 2026.

b)    Earnings per share

The number of shares included in the calculation of basic and diluted earnings, is described in the table below:

	Number of shares
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common shares already paid up	956,601,911	956,601,911	956,601,911
Shares in treasury	(132)	(132)	(132)
	956,601,779	956,601,779	956,601,779

Preferred shares already paid up	1,905,179,984	1,905,179,984	1,905,179,984
Shares in treasury	(1,099,880)	(1,099,880)	(1,099,880)
	1,904,080,104	1,904,080,104	1,904,080,104
Total	2,860,681,883	2,860,681,883	2,860,681,883

The calculation of basic and diluted earnings per share is as follows:

	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net income for the year attributed to equity holders of the parent	4,897	7,117	5,764

Minimum mandatory dividend from net income for the year – preferred shares	2,338	2,485	2,080
Net income for the year not distributed – preferred shares	921	2,252	1,757
Total earnings - preferred shares (A)	3,259	4,737	3,837

Minimum mandatory dividend from net income for the year - common shares	1,175	1,248	1,045
Net income for the year not distributed – common shares	463	1,132	883
Total earnings - common shares (B)	1,638	2,380	1,928

Basic and diluted earnings per preferred share (A / number of preferred shares)	1.73	2.49	2.01
Basic and diluted earnings per common share (B / number of common shares)	1.73	2.49	2.01

Considering that each class of share participates equally in the income reported, the earning per share in the fiscal years ended on December 31, 2025, 2024 and 2023 were, respectively, R$1.73, R$2.49 and R$2.01 (restated), calculated based on the weighted average number of the Company’s shares.

c)   Rights and preferences of the common and preferred shares

Every holder of CEMIG common shares has the right to vote in an election for members of our Board of Directors. Under the Brazilian Corporate Law, any shareholder holding at least 5% of CEMIG’s common shares in circulation may request adoption of a multiple vote procedure, which confers upon each share a number of votes equal to the present number of members of the Board of Directors and gives the shareholder the right to accumulate his or her votes in one sole candidate or distribute them among several.

Under the Brazilian Corporate Law, holders of preferred shares representing at least 10% of CEMIG’s share capital and also holders of common shares representing at least 15% of its share capital (other than the controlling shareholder) have the right to appoint a member of the Board of Directors and his or her respective substitute member in a separate election. If none of the holders of common or preferred shares qualifies under the minimum limits specified above, shareholders representing, in the aggregate, a minimum of 10% of the share capital may combine their holdings to elect a member of the Board of Directors, and that member’s substitute member.

d)   Dividends

Calculation of the minimum dividends proposed

The calculation of the minimum dividends proposed for distribution to Shareholders, considering the unrealized income assumption as mentioned in the previous paragraph, is as follows:

	2025	2024	2023
Calculation of minimum dividends required by the by-laws for the preferred shares
Nominal value of the preferred shares	9,526	9,526	7,328
	9,526	9,526	7,328
Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%
Amount of the dividends by the first payment criterion	953	953	733

Equity	28,576	27,378	24,649
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.56%	66.56%	66.56%
Portion of Equity represented by the preferred shares	19,020	18,223	16,406
Percentage applied to the portion of Equity represented by the preferred shares	3.00%	3.00%	3.00%
Amount of the dividends by the second payment criterion	571	547	492

Minimum Dividends required by the Bylaws for the preferred shares	953	953	733

Calculation of the Minimum Dividend under the by-laws based on the net income for the year

Net income for the year	4,897	7,117	5,764
	50%	50%	50%
Mandatory dividends – 50% of Net income	2,449	3,559	2,882
Unrealized profit reserve	-	(835)	(835)
Reversal of the unrealized profit reserve	835	835	835
Withholding income tax on Interest on equity	229	175	242
	3,513	3,734	3,124
Dividends recorded, as specified in the by-laws
Interest on Equity	2,420	1,849	2,592
Ordinary dividends	1,093	1,885	532
	3,513	3,734	3,124

Total dividends for the preferred shares	2,338	2,485	2,079
Total dividends for the common shares	1,175	1,249	1,045

Unit value of dividends – R$
Minimum dividends required by the by-laws for the preferred shares	0.50	0.50	0.50
Mandatory dividends (including withholding income tax on Interest on Equity)	1.24	1.31	1.42
Dividends proposed: Common (ON) shares	1.24	1.31	1.42
Dividends proposed: Preferred (PN) shares	1.24	1.31	1.42

Mandatory dividends

This table provides the changes on dividends and interest on capital payable:

Balances at December 31, 2022	1,863
Proposed dividends	3,124
Proposed dividends - Non-controlling interests	2
Withholding income tax on interest on capital	(242)
Dividends retained – Minas Gerais state government	-
Dividends paid	(1,823)
Balances at December 31, 2023	2,924
Proposed dividends	3,734
Mandatory dividends paid	1,420
Proposed dividends - Non-controlling interests	2
Withholding income tax on interest on capital	(175)
Dividends paid	(4,294)
Balances at December 31, 2024	3,611
Proposed dividends	3,513
Mandatory dividends paid	-
Proposed dividends - Non-controlling interests	2
Withholding income tax on interest on capital	(230)
Dividends paid	(3,968)
Balances at December 31, 2025	2,928

e) Interest on equity (JCP)

The obligation to pay dividends is recognized when the distribution is authorized or as provided for by law and/or the Company's bylaws. In view of the applicable legislation and the Company's bylaws, which provide for a minimum dividend payment of 50% of net income for the year, this is considered a present obligation on the closing date of the fiscal year, and is recognized as a liability.

The Company’s Executive Board decided to declare Interest on Equity as follows:

Declaration date	Entitled shareholders (1)	Amount	Income tax withheld
March 20, 2025	March 25, 2025	541	(52)
June 17, 2025	June 23, 2025	597	(57)
September 23, 2025	September 29, 2025	605	(58)
December 18, 2025	December 23, 2025	677	(64)
		2,420	(231)

(1)	Shareholders who have their names entered in the Register of Registered Shares on the dates indicated are entitled.